Share-based Payments - Charge for Share-based Payments (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	£ 3,302	£ 1,558	£ 1,636
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	2,860	922	635
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	499	167	160
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	0	3	63
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	68	376	685
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	£ (125)	£ 90	£ 93